UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                       Industry                              Shares   Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%          Paper & Forest                        80,642   Western Forest Products, Inc. (a)                $     90,349
                       Products - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Canada                          90,349
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Diversified Telecommunication              1   PTV, Inc. (a)                                             500
                       Services - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States                  500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $1,406,995) - 0.0%
                                                                                                                             90,849
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.4%   Commercial Banks - 0.4%               28,000   Wachovia Corp. Series J, 8%                           691,600
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication         29,543   PTV, Inc. Series A, 10%                                 5,909
                       Services - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Preferred Stocks
                                                                      (Cost - $1,471,185) - 0.4%                            697,509
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Warrants (b)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%   Health Care Providers &               14,085   HealthSouth Corp. (expires 1/16/2014)                   3,521
                       Services - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               225   American Tower Corp. (expires 8/01/2008)              124,341
                       Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Warrants in the United States                   127,862
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%       Foreign Government                     3,000   Venezuela Oil Obligations (expires 4/15/2020)         108,750
                       Obligations - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Warrants in Venezuela                           108,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Warrants  (Cost - $14,639) - 0.1%               236,612
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Par
                                                               (000)  Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
United States - 7.5%                                  USD     1,700   Bank of America Credit Card Trust Series
                                                                      2006-A16 Class A16, 4.72%, 5/15/13                  1,744,584
                                                              2,150   Bank One Issuance Trust Series 2003-A10
                                                                      Class A10, 3.231%, 6/15/11 (c)(d)                   2,140,924
                                                              2,550   Chase Issuance Trust Series 2005-A3 Class A,
                                                                      3.141%, 10/17/11 (c)                                2,530,455
                                                                800   Chase Issuance Trust Series 2007-A17 Class A,
                                                                      5.12%, 10/15/14                                       827,096
                                                              1,300   Chase Manhattan Auto Owner Trust Series 2005-B
                                                                      Class A4, 4.88%, 6/15/12                            1,312,738
                                                              1,675   Ford Credit Auto Owner Trust Series 2006-C
                                                                      Class A3, 5.16%, 11/15/10                           1,702,519
                                                                539   Home Equity Asset Trust Series 2007-2 Class 2A1,
                                                                      2.709%, 7/25/37 (c)                                   509,028
                                                                685   MBNA Credit Card Master Note Trust Series
                                                                      2006-A1 Class A1, 4.90%, 7/15/11                      695,046
                                                                975   PECO Energy Transition Trust Series 2001-A
                                                                      Class A1, 6.52%, 12/31/10                           1,041,630
                                                                323   Residential Asset Mortgage Products, Inc.
                                                                      Series 2006-RZ2 Class A1, 3.20%, 5/25/36 (c)          318,143
                                                              1,321   SLM Student Loan Trust Series 2005-1 Class A2,
                                                                      5.44%, 4/27/20 (c)                                  1,284,526
                                                                274   Wells Fargo Home Equity Trust Series 2006-2
                                                                      Class A1, 3.205%, 7/25/36 (c)                         266,231
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Asset-Backed Securities
                                                                      (Cost - $14,297,120) - 7.5%                        14,372,920
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.6%          Metals & Mining - 0.4%                   850   Novelis, Inc., 7.25%, 2/15/15                         752,250
                       ------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Par
                       Industry                               (000)   Corporate Bonds                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products        USD       750   Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12       $    431,250
                       - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Canada                     1,183,500
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.2%           Independent Power Producers &            500   AES China Generating Co. Ltd., 8.25%, 6/26/10         472,204
                       Energy Traders - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in China                        472,204
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%         Diversified Financial          DKK     9,621   Realkredit Danmark A/S Series 83D, 5%,
                       Services - 1.0%                                10/01/38 (c)                                        1,920,768
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Denmark                    1,920,768
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 5.4%         Metals & Mining - 0.1%         EUR       150   Voestalpine AG, 7.25% (e)                             214,565
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance             6,750   Eurohypo AG, 3.25%, 10/26/15                       10,001,032
                       - 5.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Germany                   10,215,597
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%         Diversified Financial                    280   GE Capital European Funding, 4.375%, 3/30/11          438,602
                       Services - 0.7%                          598   Talisman Finance Plc Series 7 Class A,
                                                                      4.932%, 4/22/17 (c)                                   925,851
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Ireland                    1,364,453
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.9%          Commercial Banks - 0.9%                1,075   Eksportfinans A/S Series MTN, 4.375%, 9/20/10       1,705,104
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Norway                     1,705,104
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.6%          Oil, Gas & Consumable Fuels    USD       195   Gaz Capital for Gazprom, 6.212%, 11/22/16 (f)         180,375
                       - 0.6%                                   800   Morgan Stanley Bank AG for OAO Gazprom,
                                                                      9.625%, 3/01/13                                       898,480
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Russia                     1,078,855
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -1.3%   Commercial Banks - 0.3%        GBP       260   HBOS Capital Funding LP, 9.54% (c)(e)                 511,959
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                   USD       250   NTL Cable Plc, 9.125%, 8/15/16                        223,750
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance             1,600   Northern Rock Plc, 5.625%, 6/22/17 (f)              1,634,078
                       - 0.9%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in the United Kingdom         2,369,787
-----------------------------------------------------------------------------------------------------------------------------------
United States - 4.3%   Airlines - 0.0%                            6   Continental Airlines, Inc. Series 1998-1-C,
                                                                      6.541%, 9/15/09                                         5,925
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.3%                   500   UBS AG Series DPNT, 5.875%, 12/20/17                  511,064
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks -                     1,100   Depfa ACS Bank Series DTC, 3.625%, 10/29/08         1,109,084
                       0.6%
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Services &                    105   Ashtead Capital, Inc., 9%, 8/15/16 (f)                 85,039
                       Supplies - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                       Communications Equipment                 500   Dycom Industries, Inc., 8.125%, 10/15/15              470,000
                       - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.2%        CAD       250   SLM Corp., 4.30%, 12/15/09                            220,186
                                                      USD        90   SLM Corp., 5.40%, 10/25/11                             72,692
                                                                                                                       ------------
                                                                                                                            292,878
                       ------------------------------------------------------------------------------------------------------------
                       Distributors - 0.2%                      400   American Tire Distributors, Inc., 8.948%,
                                                                      4/01/12 (c)                                           358,000
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial                    440   General Electric Capital Corp., 6.15%,
                       Services - 0.2%                                8/07/37 (d)                                           439,362
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            500   Qwest Corp., 7.50%, 10/01/14                          487,500
                       Services - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                250   Edison Mission Energy, 7.75%, 6/15/16                 257,500
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.5%            1,000   Superior Essex Communications LLC, 9%, 4/15/12        962,500
                       ------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure            500   Station Casinos, Inc., 7.75%, 8/15/16                 402,500
                       - 0.2%
                       ------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Par
                       Industry                               (000)   Corporate Bonds                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.3%      USD       375   American Greetings Corp., 7.375%, 6/01/16        $    372,188
                                                                250   Stanley-Martin Communities LLC, 9.75%, 8/15/15        120,000
                                                                                                                       ------------
                                                                                                                            492,188
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.4%                              35   CSC Holdings, Inc. Series B, 8.125%, 7/15/09           35,350
                                                                500   Nielsen Finance LLC, 10%, 8/01/14                     497,500
                                                                400   R.H. Donnelley Corp., 8.875%, 10/15/17 (f)            250,000
                                                                                                                       ------------
                                                                                                                            782,850
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                   130   Freeport-McMoRan Copper & Gold, Inc., 8.25%,
                                                                      4/01/15                                               137,150
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels              850   Sabine Pass LNG LP, 7.50%, 11/30/16                   820,250
                       - 0.4%
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest                           250   Domtar Corp., 7.125%, 8/15/15                         235,625
                       Products - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.2%                       450   Avis Budget Car Rental LLC, 5.565%, 5/15/14 (c)       353,250
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in the United States          8,202,665
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds
                                                                      (Cost - $27,054,848) - 15.0%                       28,512,933
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                      ARS        60   Argentina Bonos, 2.244%, 9/30/08 (c)                   28,144
                                                      USD        30   Argentina Government International Bond,
                                                                      8.28%, 12/31/33                                        24,313
                                                              1,700   Brazilian Government International Bond,
                                                                      10.50%, 7/14/14                                     2,159,000
                                                                755   Brazilian Government International Bond, 6%,
                                                                      1/17/17                                               769,723
                                                              1,985   Bundesobligation Series 145, 3.50%, 10/09/09        3,124,806
                                                                300   Bundesobligation Series 146, 3.25%, 4/09/10           471,169
                                                                355   Bundesobligation Series 150, 4%, 4/13/12              568,893
                                                              2,140   Bundesobligation Series 151, 4.25%, 10/12/12        3,468,306
                                                                240   Bundesrepublik Deutschland, 4%, 7/04/16               381,486
                                                              2,950   Bundesrepublik Deutschland Series 06, 3.75%,
                                                                      1/04/17                                             4,600,046
                                                                475   Bundesrepublik Deutschland Series 07, 4.25%,
                                                                      7/04/39                                               712,991
                                                              1,555   Bundesschatzanweisungen Series 1, 4%, 12/11/09      2,469,892
                                                      CAD       240   Canadian Government Bond, 5.75%, 6/01/33              301,061
                                                      CZK    34,220   Czech Republic, 4%, 4/11/17                         2,020,558
                                                      DKK     5,800   Denmark Government Bond, 4%, 11/15/10               1,232,631
                                                             11,000   Denmark Government Bond, 7.774%, 11/15/11 (g)       2,499,094
                                                      EUR     5,775   Denmark Government Bond, 4%, 11/15/17               1,207,381
                                                                 50   Deutsche Bundesrepublik, 3.75%, 1/04/15                78,923
                                                              6,935   Deutsche Bundesrepublik, 4.75%, 7/04/34            11,251,405
                                                      USD       218   Dominican Republic International Bond, 9.04%,
                                                                      1/23/18                                               232,258
                                                      EUR     3,760   France Government Bond OAT, 3.75%, 4/25/17          5,800,899
                                                                384   France Government Bond OAT, 1%, 7/25/17               563,664
                                                              1,520   France Government Bond OAT, 4%, 10/25/38            2,142,965
                                                                575   French Treasury Note Series 5 Year, 3.75%,
                                                                      1/12/13                                               907,167
                                                      HUF   419,730   Hungary Government Bond Series 10/B, 6.75%,
                                                                      10/12/10                                            2,371,928
                                                      USD       350   Indonesia Government International Bond,
                                                                      7.50%, 1/15/16 (f)                                    378,000
                                                      EUR     4,100   Italy Buoni Poliennali Del Tesoro, 4.50%,
                                                                      8/01/10                                             6,570,253
                                                              1,200   Italy Buoni Poliennali Del Tesoro, 4.25%,
                                                                      8/01/13                                             1,920,557
                                                              2,200   Italy Buoni Poliennali Del Tesoro, 3.75%,
                                                                      8/01/16                                             3,364,828

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Par
                                                              (000)   Foreign Government Obligations                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      EUR     1,075   Italy Buoni Poliennali Del Tesoro, 4%, 2/01/37   $  1,453,569
                                                      JPY   373,000   Japan Government Fifteen Year Bond Series 39,
                                                                      0.92%, 3/20/21 (c)                                  3,687,716
                                                            134,000   Japan Government Twenty Year Bond Series 99,
                                                                      2.10%, 12/20/27                                     1,348,066
                                                            397,800   Japanese Government CPI Linked Bond Series 13,
                                                                      1.30%, 9/10/17                                      4,028,683
                                                      MXN     8,666   Mexican Bonos, 9.50%, 12/18/14                        903,934
                                                      USD       450   Mexico Government International Bond,
                                                                      6.05%, 1/11/40                                        448,875
                                                              2,100   Peru Government International Bond,
                                                                      9.125%, 2/21/12                                     2,428,650
                                                                225   Peru Government International Bond, 8.75%,
                                                                      11/21/33                                              292,500
                                                                965   Peru Government International Bond, 6.55%,
                                                                      3/14/37                                               997,810
                                                                370   Philippine Government International Bond,
                                                                      9%, 2/15/13                                           432,456
                                                      PLN       115   Poland Government Bond Series 0412, 4.75%,
                                                                      4/25/12                                                49,046
                                                              1,500   Poland Government Bond Series 1015, 6.25%,
                                                                      10/24/15                                              681,515
                                                      CAD       825   Province of Ontario Canada, 4.70%, 6/02/37            812,630
                                                      AUD       290   Queensland Treasury Corp. Series 13G, 6%,
                                                                      8/14/13                                               256,366
                                                      USD     1,350   Republic of Turkey, 6.75%, 4/03/18                  1,336,500
                                                      USD     4,158   Russia Government International Bond, 7.50%,
                                                                      3/31/30                                             4,787,937
                                                      ZAR     3,667   South Africa Government Bond Series 196, 10%,
                                                                      2/28/09                                               449,776
                                                              2,980   South Africa Government Bond Series R204, 8%,
                                                                      12/21/18                                              337,464
                                                              2,700   South Africa Government Bond Series R208,
                                                                      6.75%, 3/31/21                                        272,231
                                                      EUR     1,000   Spain Government Bond, 4.20%, 7/30/13               1,603,922
                                                                100   Spain Government Bond, 4.40%, 1/31/15                 162,014
                                                      SEK    12,650   Sweden Government Bond, 4.50%, 8/12/15              2,208,590
                                                              3,570   Sweden Government Bond Series 1043, 5%,
                                                                      1/28/09                                               604,668
                                                      TRY     2,700   Turkey Government Bond, 0%, 7/16/08 (g)             1,928,225
                                                      USD       600   Turkey Government International Bond, 7%,
                                                                      6/05/20                                               591,000
                                                                190   Turkey Government International Bond,
                                                                      6.875%, 3/17/36                                       168,530
                                                      GBP     2,720   United Kingdom Gilt, 4%, 3/07/09                    5,395,681
                                                              1,175   United Kingdom Gilt, 5.25%, 6/07/12                 2,448,478
                                                              1,969   United Kingdom Gilt, 5%, 9/07/14                    4,125,807
                                                                565   United Kingdom Gilt, 4%, 9/07/16                    1,105,892
                                                                250   United Kingdom Gilt, 5%, 3/07/25                      521,017
                                                                795   United Kingdom Gilt, 4.50%, 12/07/42                1,617,706
                                                      USD     1,200   Uruguay Government International Bond,
                                                                      9.25%, 5/17/17                                      1,419,000
                                                                225   Venezuela Government International Bond,
                                                                      7.65%, 4/21/25                                        180,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Foreign Government Obligations
                                                                      (Cost - $102,884,088) - 58.1%                     110,709,158
------------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Par   U.S. Government Agency Mortgage-Backed
                                                              (000)   Securities                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
United States - 2.1%                                  USD     3,807   Fannie Mae Guaranteed Pass-Through
                                                                      Certificates, 5.50%, 4/15/23 - 6/01/37 (h)       $  3,855,466
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total U.S. Government Agency Mortgage-Backed
                                                                      Securities (Cost - $3,717,631) - 2.0%               3,855,466
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.8%                                            689   Freddie Mac Multiclass Certificates Series
                                                                      3274 Class FJ, 3.148%, 2/15/37 (c)                    643,672
                                                                862   Freddie Mac Multiclass Certificates Series
                                                                      3275 Class FH, 3.178%, 2/15/37 (c)                    803,081
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Municipal Bonds (Cost - $1,446,753) - 0.8%    1,446,753
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Non-Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%           Commercial Mortgage-Backed     JPY    42,180   JLOC 37, LLC Series 37A Class A1,
                       Securities - 0.2%                              1.153%, 1/15/15 (c)                                   419,344
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Non-Government Agency Mortgage-Backed
                                                                      Securities in Japan - 0.2%                            419,344
-----------------------------------------------------------------------------------------------------------------------------------
United States - 8.2%   Collateralized Mortgage        USD       257   American Home Mortgage Assets Series 2006-6
                       Obligations - 2.0%                             Class A1A, 2.789%, 12/25/46 (c)                       192,209
                                                                308   Bear Stearns Adjustable Rate Mortgage Trust
                                                                      Series 2004-6 Class 3A, 5.431%, 9/25/34 (c)           296,396
                                                                597   Bear Stearns Adjustable Rate Mortgage Trust
                                                                      Series 2006-2 Class 2A1, 5.65%, 7/25/36 (c)           576,644
                                                                328   Countrywide Home Loan Mortgage Pass-Through
                                                                      Trust Series 2003-56 Class 5A1, 4.781%,
                                                                      12/25/33 (c)                                          281,572
                                                                355   Deutsche Alt-A Securities, Inc. Mortgage L
                                                                      Series 2006-0A1 Class A1, 2.799%, 2/25/47 (c)         270,632
                                                                371   GSR Mortgage Loan Trust Series 2005-AR1
                                                                      Class 4A1, 5.134%, 1/25/35 (c)                        331,849
                                                                365   GSR Mortgage Loan Trust Series 2006-0A1
                                                                      Class 2A1, 3.325%, 8/25/46 (c)                        301,995
                                                                380   JPMorgan Mortgage Trust Series 2004-A5
                                                                      Class 3A1, 5.309%, 12/25/34 (c)                       379,363
                                                                252   WaMu Mortgage Pass-Through Certificates
                                                                      Series 2006-AR10 Class 3A2, 6.098%, 8/25/46 (c)       229,353
                                                                636   WaMu Mortgage Pass-Through Certificates
                                                                      Series 2006-AR18 Class 3A2, 5.544%, 1/25/37 (c)       557,601
                                                                240   WaMu Mortgage Pass-Through Certificates
                                                                      Series 2007-HY1 Class 3A2, 5.883%, 2/25/37 (c)        212,248
                                                                350   Washington Mutual Mortgage Pass-Through
                                                                      Series 2007-0A3 Class 4A1, 5.292%, 4/25/47 (c)        236,133
                                                                                                                       ------------
                                                                                                                          3,856,995
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Mortgage-Backed             1,030   Bear Stearns Commercial Mortgage Securities
                       Securities - 6.2%                              Series 2005-PWR8 Class A4, 4.674%, 6/11/41            993,671
                                                                700   Bear Stearns Commercial Mortgage Securities
                                                                      Series 2007-PW17 Class A4, 5.694%, 6/11/50 (c)        690,184
                                                                500   Bear Stearns Commercial Mortgage Securities
                                                                      Series 2007-T28 Class A4, 5.828%, 9/11/14 (c)         489,620
                                                                920   CW Capital Cobalt Ltd. Series 2006-C1
                                                                      Class A4, 5.223%, 8/15/48                             887,066
                                                                305   Commercial Mortgage Pass-Through Certificates
                                                                      Series 2007-C9 Class A2, 5.811%, 7/10/12 (c)          302,495
                                                                975   Credit Suisse Mortgage Capital Certificates
                                                                      Series 2007-C3 Class A4, 5.913%, 6/15/39 (c)          967,963
                                                                930   First Union National Bank Commercial Mortgage
                                                                      Series 1999-C4 Class A2, 7.39%, 12/15/31              956,718

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Par   U.S. Government Agency Mortgage-Backed
                                                              (000)   Securities                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD       140   Greenwich Capital Commercial Funding Corp.
                                                                      Series 2007-GG11 Class A4, 5.736%, 11/10/27      $    138,203
                                                                808   JPMorgan Chase Commercial Mortgage Securities
                                                                      Corp. Series 2001-CIBC Class A3, 6.26%,
                                                                      3/15/33                                               822,933
                                                                115   LB Commercial Conduit Mortgage Trust Series
                                                                      2007-C3 Class A4, 6.134%, 6/15/17 (c)                 115,997
                                                                870   LB-UBS Commercial Mortgage Trust Series
                                                                      2006-C7 Class A3, 5.347%, 11/15/38                    848,271
                                                              1,010   LB-UBS Commercial Mortgage Trust Series
                                                                      2007-C1 Class A4, 5.424%, 2/15/40                     980,938
                                                                750   LB-UBS Commercial Mortgage Trust Series
                                                                      2007-C6 Class A4, 5.858%, 7/15/40 (c)                 747,828
                                                                740   Morgan Stanley Capital I Series 2007-HQ11
                                                                      Class A4, 5.447%, 2/12/44 (c)                         717,554
                                                                850   Salomon Brothers Mortgage Securities VII, Inc.
                                                                      Series 2001-C2 Class A3, 6.499%, 10/13/11             871,221
                                                                250   Wachovia Bank Commercial Mortgage Trust Series
                                                                      2006-C25 Class A4, 5.742%, 5/15/43 (c)                252,418
                                                                195   Wachovia Bank Commercial Mortgage Trust Series
                                                                      2006-C29 Class A4, 5.308%, 11/15/48                   189,051
                                                                860   Wachovia Bank Commercial Mortgage Trust Series
                                                                      2007-C33 Class A2, 6.055%, 7/15/12 (c)                854,472
                                                                                                                       ------------
                                                                                                                         11,826,603
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Non-Government Agency Mortgage-Backed
                                                                      Securities in the United States  - 8.2%            15,692,598
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Non-Government Agency Mortgage-Backed
                                                                      Securities (Cost - $16,253,158) - 8.4%             16,111,942
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.7%                                          3,120   U.S. Treasury Notes, 4.375%, 2/15/38                3,157,050
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total U.S. Government Obligations
                                                                      (Cost - $3,006,817) - 1.7%                          3,157,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Fixed Income Securities
                                                                      (Cost - $168,660,415) - 93.4%                     178,166,222
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest
                       Industry                               (000)   Other Interests (i)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Media - 0.0%                             575   Adelphia Escrow                                            58
                                                                721   Adelphia Recovery Trust                                 2,885
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Other Interests  (Cost - $2,358) - 0.0%           2,943
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                              5,439   BlackRock Liquidity Series, LLC Cash Sweep
                                                                      Series, 2.92% (j)(k)                                5,439,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $5,439,417) - 2.9%                          5,439,417
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                                                     83   Euro, expiring September 2008 at USD 97                19,728
Purchased - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                                                   3,310   Malaysian Ringgit, expiring May 2008
Purchased - 0.1%                                                      at USD  3.318                                         140,046
                                                              1,986   Malaysian Ringgit, expiring May 2008
                                                                      at USD  3.327                                          85,037
                                                                                                                       ------------
                                                                                                                            225,083
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Options Purchased
                                                                      (Premiums Paid - $108,878) - 0.1%                     244,811
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments Before TBA Sale Commitments
                                                                      (Cost - $177,103,887*)  - 96.9%                   184,878,363
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                 Par
                                                               (000)  TBA Sale Commitments                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD      (800)  Fannie Mae Guaranteed Pass-Through
                                                                      Certificates, 5.50%, 4/15/23 - 6/01/37           $   (808,262)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total TBA Sale Commitments
                                                                      (Premium Received - $797,218) - (0.4%)               (808,262)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments, Net of TBA Sale Commitments
                                                                      (Cost - $176,306,669) - 96.5%                     184,070,101

                                                                      Other Assets Less Liabilities - 3.5%                6,601,150
                                                                                                                       ------------
                                                                      Net Assets - 100.0%                              $190,671,251
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 177,212,026
                                                                  =============
      Gross unrealized appreciation                               $  11,738,791
      Gross unrealized depreciation                                  (4,072,454)
                                                                  -------------
      Net unrealized appreciation                                 $   7,666,337
                                                                  =============

(a)   Non-income producing security.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity.
(d) All, or a portion of, security held as collateral in connection with open financial futures contracts.
(e)   The security is a perpetual bond and has no definite maturity date.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)   Represents a zero coupon bond.
(h) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net
                                                            Activity    Interest
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $ 4,654     $ 19,149
      --------------------------------------------------------------------------

(k)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Forward foreign exchange contracts as of March 31, 2008 were as follows:
      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency                      Currency         Settlement    Appreciation
      Purchased                       Sold              Date      (Depreciation)
      --------------------------------------------------------------------------
      EUR        269,000        USD        424,590   4/01/2008      $        83
      USD        266,165        PLN        597,300   4/01/2008           (2,252)
      BRL        710,000        USD        419,126   4/02/2008          (14,667)
      BRL        900,000        USD        531,287   4/02/2008          (18,592)
      BRL        1,250,000      USD        748,727   4/02/2008          (36,650)
      BRL        1,400,000      USD        832,342   4/02/2008          (34,816)
      BRL        2,210,000      USD      1,303,277   4/02/2008          (44,326)
      EUR        91,500         USD        144,543   4/02/2008              (95)
      USD        377,358        BRL        640,000   4/02/2008           12,775

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                                    Unrealized
      Currency                      Currency         Settlement    Appreciation
      Purchased                       Sold              Date      (Depreciation)
      --------------------------------------------------------------------------
      USD    466,472            BRL        800,000   4/02/2008      $    10,743
      USD    471,281            BRL        800,000   4/02/2008           15,552
      USD    855,753            BRL      1,495,000   4/02/2008            4,109
      USD    1,119,792          BRL      1,935,000   4/02/2008           17,497
      JPY    825,570,000        USD      7,595,919   4/11/2008          692,190
      JPY    142,269,996        EUR        920,000   4/14/2008          (23,236)
      CHF    2,119,891          EUR      1,300,000   4/16/2008           83,485
      EUR    570,000            GBP        428,384   4/16/2008           50,196
      GBP    470,000            CHF        935,516   4/16/2008          (10,368)
      TRY    250,000            USD        202,184   4/22/2008          (16,341)
      TRY    400,000            USD        327,950   4/22/2008          (30,601)
      TRY    500,000            USD        410,630   4/22/2008          (38,944)
      TRY    1,310,000          USD      1,074,145   4/22/2008         (100,328)
      USD    402,414            TRY        500,000   4/22/2008           30,729
      USD    663,909            TRY        826,500   4/22/2008           49,512
      USD    2,954,130          TRY      3,606,000   4/22/2008          273,531
      AUD    190,000            USD        168,851   4/23/2008            4,303
      AUD    1,465,300          USD      1,369,894   4/23/2008          (34,509)
      CAD    1,058,000          USD      1,052,421   4/23/2008          (22,079)
      CAD    2,881,700          USD      2,842,932   4/23/2008          (36,564)
      CAD    2,910,000          USD      2,937,878   4/23/2008         (103,950)
      EUR    2,528,400          USD      5,022,494   4/23/2008           40,282
      EUR    236,200            USD        343,812   4/23/2008           28,801
      EUR    1,610,000          USD      2,480,255   4/23/2008           59,571
      EUR    10,510,737         USD     15,375,051   4/23/2008        1,205,970
      GBP    592,900            USD      1,197,468   4/23/2008          (22,713)
      JPY    140,000,000        USD      1,298,892   4/23/2008          107,684
      JPY    3,844,076,144      USD     36,311,628   4/23/2008        2,309,673
      MXN    4,000,000          USD        369,891   4/23/2008            4,791
      MXN    9,000,000          USD        832,239   4/23/2008           10,795
      MXN    9,884,300          USD        913,707   4/23/2008           12,160
      NOK    1,905,000          USD        356,696   4/23/2008           16,674
      PLN    1,207,500          USD        533,932   4/23/2008            7,697
      PLN    3,247,900          USD      1,392,769   4/23/2008           64,089
      SGD    500,000            USD        356,847   4/23/2008            6,822
      SGD    1,400,000          USD      1,010,425   4/23/2008            7,849
      SGD    1,800,000          USD      1,292,593   4/23/2008           16,616
      SGD    2,140,000          USD      1,497,789   4/23/2008           58,715
      SGD    2,400,000          USD      1,731,714   4/23/2008           13,898
      USD    116,474            AUD        135,000   4/23/2008           (6,557)
      USD    710,211            AUD        799,400   4/23/2008          (18,314)
      USD    2,804,980          CAD      2,795,000   4/23/2008           83,045
      USD    2,249,848          CAD      2,307,500   4/23/2008            2,670
      USD    225,688            CHF        250,000   4/23/2008          (26,080)
      USD    1,410,804          CZK     25,228,000   4/23/2008         (166,628)

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

      Currency                      Currency         Settlement    Appreciation
      Purchased                       Sold              Date      (Depreciation)
      --------------------------------------------------------------------------
      USD    5,458,560          DKK     27,746,000   4/23/2008      $  (410,371)
      USD    5,896,937          EUR      3,929,500   4/23/2008         (301,975)
      USD    20,468             EUR         14,000   4/23/2008           (1,618)
      USD    324,917            EUR        206,000   4/23/2008              (55)
      USD    7,483,988          EUR      4,807,500   4/23/2008          (99,996)
      USD    614,002            EUR        398,000   4/23/2008          (13,855)
      USD    629,713            EUR        402,800   4/23/2008            5,716
      USD    2,915,317          GBP      1,492,000   4/23/2008          (40,889)
      USD    175,971            GBP         90,000   4/23/2008           (2,352)
      USD    364,143            GBP        180,000   4/23/2008            7,496
      USD    3,861,402          GBP      1,965,300   4/23/2008          (32,587)
      USD    68,534             HUF     12,490,000   4/23/2008           (6,858)
      USD    1,870,903          HUF    326,567,000   4/23/2008         (100,317)
      USD    1,212,874          JPY    128,740,000   4/23/2008          (80,573)
      USD    1,376,547          MXN     15,000,000   4/23/2008          (28,510)
      USD    5,153,559          MXN     55,320,000   4/23/2008          (28,292)
      USD    919,519            MXN      9,860,000   4/23/2008           (4,072)
      USD    301,179            NOK      1,650,000   4/23/2008          (22,212)
      USD    643,927            PLN      1,595,000   4/23/2008          (71,516)
      USD    643,948            PLN      1,561,000   4/23/2008          (56,244)
      USD    274,992            PLN        645,000   4/23/2008          (14,325)
      USD    347,726            SEK      2,235,000   4/23/2008          (27,995)
      USD    1,556,470          SEK     10,005,000   4/23/2008         (125,451)
      USD    2,018,185          ZAR     14,583,000   4/23/2008          230,505
      USD    561,905            ZAR      4,555,561   4/23/2008            3,646
      ZAR    15,205,462         USD      1,910,159   4/23/2008          (46,174)
      TRY    500,000            USD        397,204   4/24/2008          (25,796)
      TRY    540,000            USD        433,352   4/24/2008          (37,299)
      USD    433,352            TRY        540,000   4/24/2008           32,232
      USD    438,169            TRY        540,000   4/24/2008           37,050
      EUR    415,000            PLN      1,502,715   4/25/2008          (19,303)
      EUR    1,195,000          PLN      4,296,846   4/25/2008          (42,019)
      PLN    6,575,000          HUF    468,664,356   4/25/2008          120,693
      EUR    590,000            SEK      5,500,378   4/28/2008            6,167
      SEK    6,213,985          EUR        655,000   4/28/2008           11,243
      USD    735,931            EUR        471,500   4/28/2008           (7,742)
      AUD    985,000            NZD      1,124,673   4/30/2008           17,365
      AUD    1,075,000          NZD      1,228,908   4/30/2008           17,800
      KRW    2,775,000,000      USD      2,917,061   4/30/2008         (113,039)
      MYR    2,300,000          USD        723,726   4/30/2008           (4,875)

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                                    Unrealized
      Currency                      Currency         Settlement    Appreciation
      Purchased                       Sold              Date      (Depreciation)
      --------------------------------------------------------------------------
      RUB       30,500,000      USD      1,241,225   4/30/2008      $    53,565
      USD       864,780         ARS      2,750,000   4/30/2008               27
      USD       508,388         KRW        500,000   4/30/2008            3,159
      USD       150,891         MYR        487,800   4/30/2008           (1,568)
      USD       1,011,201       MYR      3,250,000   4/30/2008           (4,567)
      USD       1,403,618       MYR      4,500,000   4/30/2008           (2,830)
      BRL       1,935,000       USD      1,112,836   5/05/2008          (17,507)
      EUR       595,000         NOK      4,696,930   5/06/2008           18,596
      NOK       4,922,212       EUR        610,000   5/06/2008            1,857
      NOK       4,996,168       EUR        620,000   5/06/2008              569
      HKD       8,000,000       USD      1,028,489   8/01/2008            2,283
      USD       1,028,555       HKD      8,000,000   8/01/2008           (2,217)
      AED       6,400,000       USD      1,779,359   8/28/2008          (12,672)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net                                               $ 3,256,195
                                                                    ===========

o     Swaps outstanding as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------------------
                                                                                              Notional        Unrealized
                                                                                               Amount        Appreciation
                                                                                                (000)       (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 7.73% and pay a floating rate based on  3-month
      New Zealand Dollar Bank Bill rate
      Broker, Citibank, NA
      Expires March 2009                                                                      NZD 2,760        $(21,401)

      Pay a fixed rate of 4.5275% and receive a floating rate based on 6-month
      EURIBOR
      Broker, Citibank, NA
      Expires August 2009                                                                     EUR 4,961          10,848

      Receive a fixed rate of 8.16% and pay a floating rate based on 3-month
      NZD Bank Bill rate
      Broker, Deutsche Bank AG London
      Expires September 2009                                                                  NZD 4,661         (16,956)

      Receive a fixed rate of 8.13% and pay a floating rate based on 3-month
      NZD Bank Bill rate
      Broker, Deutsche Bank AG London
      Expires September 2009                                                                  NZD 6,266         (25,624)

      Receive a fixed rate of 8.32% and pay a floating rate based on 3-month
      NZD Bank Bill Rate
      Broker, Deutsche Bank AG London
      Expires August 2010                                                                     NZD 3,906          20,833

      Pay a fixed rate of 7.03% and receive a floating rate based on 6-month
      BUBOR rate
      Broker, Citibank, NA
      Expires December 2010                                                                   HUF 2,724          99,256

      Pay a fixed rate of 4.70% and receive a floating rate based on
      6-month LIBOR
      Broker, Citibank, NA
      Expires February 2011                                                                   EUR 6,290         (90,301)

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

      --------------------------------------------------------------------------------------------------------------------
                                                                                              Notional        Unrealized
                                                                                               Amount        Appreciation
                                                                                                (000)       (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.8625% and pay a floating rate based on 3-month
      STIBOR
      Broker, Citibank, NA
      Expires February 2011                                                                   SEK 6,334        $ 67,802

      Sold credit default protection on Indonesia Government International Bond and receive 1.63%
      Broker, Citibank, NA
      Expires March 2011                                                                      USD 1,500          (6,806)

      Sold credit default protection on PPR SA and receive 0.95%
      Broker, UBS Warburg
      Expires September 2012                                                                  EUR 1,506         (49,886)

      Sold credit default protection on Citibank and receive 0.75%
      Broker, Citibank, NA
      Expires September 2012                                                                  EUR 1,095         (45,607)

      Bought credit default protection on Citibank and receive 0.48%
      Broker, Citibank, NA
      Expires September 2012                                                                  EUR 1,095           9,802

      Bought credit default protection on STMicroelectronics NV and pay 0.255%
      Broker, Citibank, NA
      Expires September 2012                                                                  EUR 1,105          29,280

      Sold credit default protection on Veolia Environnement and receive 0.54%
      Broker, Citibank, NA
      Expires September 2012                                                                  EUR 1,101         (15,697)

      Bought credit default protection on Koninklijke Philips Electronics NV and pay 0.34%
      Broker, Citibank, NA
      Expires September 2012                                                                  EUR 1,101          19,627

      Pay a fixed rate of 7.69% and receive a floating rate based on 3-month
      NZD Bank Bill rate
      Broker, Deutsche Bank AG London
      Expires September 2012                                                                  NZD 1,904          11,508

      Pay a fixed rate of 7.67667% and receive a floating rate based on 3-month
      NZD Bank Bill rate
      Broker, Deutsche Bank AG London
      Expires September 2012                                                                  NZD 2,601          17,443

      Receive a fixed rate of 7.1192% and pay a floating rate based on 6-month
      AUD Bank Bill rate
      Broker, Deutsche Bank AG London
      Expires October 2012                                                                    AUD 4,665         (20,724)

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

      --------------------------------------------------------------------------------------------------------------------
                                                                                              Notional        Unrealized
                                                                                               Amount        Appreciation
                                                                                                (000)       (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.71% and pay a floating rate based on 3-month
      USD LIBOR
      Broker, Citibank, NA
      Expires November 2012                                                                   USD 8,020        $510,910

      Sold credit default protection on Danone Finance and receive 0.50%
      Broker, Citibank, NA
      Expires December 2012                                                                   EUR 1,476         (10,038)

      Bought credit default protection on Cadbury Schweppes Plc and pay 0.55%
      Broker, Citibank, NA
      Expires December 2012                                                                   EUR 1,476          39,432

      Bought credit default protection on STMicroelectronics NV and pay 0.42%
      Broker, Deutsche Bank AG London
      Expires December 2012                                                                   EUR 1,097          23,681

      Sold credit default protection on ITRAXX FINSR.8.V Index and receive 0.45%
      Broker, Citibank, NA
      Expires December 2012                                                                     EUR 880         (18,846)

      Bought credit default protection on Koninklijke Philips Electronics NV and pay 0.44%
      Broker, Deutsche Bank AG London
      Expires December 2012                                                                   EUR 1,610          25,181

      Pay a fixed rate of 5.35% and receive a floating rate based on 6-month
      NOK NIBOR
      Broker, Deutsche Bank AG London
      Expires January 2013                                                                    NOK 2,194          (1,460)

      Sold credit default protection on France Telecom and receive 1.03%
      Broker, UBS Warburg
      Expires March 2013                                                                        EUR 588             303

      Bought credit default protection on British Telecommunications Plc and pay 1.14%
      Broker, UBS Warburg
      Expires March 2013                                                                        EUR 588           3,246

      Pay a fixed of 3.305% and receive a floating rate based on 3-month
      USD LIBOR
      Broker, Citibank, NA
      Expires March 2013                                                                      USD 8,020            (976)

      Sold credit default protection on Marks & Spencer Group Plc and receive 1.06%
      Broker, Citibank, NA
      Expires March 2013                                                                        EUR 587         (22,005)

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

      --------------------------------------------------------------------------------------------------------------------
                                                                                              Notional        Unrealized
                                                                                               Amount        Appreciation
                                                                                                (000)       (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Hanover Rueckversicherungs AG and pay 0.43%
      Broker, Citibank, NA
      Expires March 2013                                                                        EUR 883        $ 40,692

      Bought credit default protection on Assicurizanioni Generali SPA and pay 0.90%
      Broker, Deutsche Bank AG London
      Expires March 2013                                                                        EUR 942           6,000

      Sold credit default protection on Alvin Ailey Dance Foundation and receive 1.30%
      Broker, Deutsche Bank AG London
      Expires March 2013                                                                        EUR 942             391

      Receive a fixed rate of 7.54% and pay a floating rate based on 6-month
      Australian Bank Bill rate
      Broker, Deutsche Bank AG London
      Expires March 2013                                                                      AUD 1,399          14,124

      Pay a fixed rate of 1.51% and receive a floating rate based on  6-month
      JPY Fixing LIBOR rate
      Broker, Citibank, NA
      Expires December 2013                                                                   JPY 1,369         (35,321)

      Pay a fixed rate of 4.14% and receive a floating rate based on the
      6-month CZECH Interbank rate (PRIBOR)
      Broker, Citibank, NA
      Expires April 2017                                                                        CZK 590          13,006

      Pay a fixed rate of 4.16% and receive a floating rate based on the
      6-month CZECH Interbank rate (PRIBOR)
      Broker, Citibank, NA
      Expires May 2017                                                                        CZK 1,018          20,543

      Pay a fixed rate of 8.15% and receive a floating rate based on
      3-month Johannesburg Inter-Bank Agreed Rate (JIBAR)
      Broker, JPMorgan Chase
      Expires July 2017                                                                       ZAR 1,945         244,982

      Receive a fixed rate of 1.6675% and pay a floating rate based on
      6-month USD LIBOR
      Broker, Citibank, NA
      Expires December 2017                                                                   JPY 2,354          56,539

      Receive a fixed rate of 1.67125% and pay a floating rate based on
      6-month USD LIBOR
      Broker, Deutsche Bank AG London
      Expires December 2017                                                                     JPY 992          24,124

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

      --------------------------------------------------------------------------------------------------------------------
                                                                                              Notional        Unrealized
                                                                                               Amount        Appreciation
                                                                                                (000)       (Depreciation)
      --------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.715% and receive a floating rate based on
      3-month USD LIBOR
      Broker, Citibank, NA
      Expires January 2028                                                                    USD 2,160        $(41,548)

      Receive a fixed rate of 2.39% and pay a floating rate based on  6-month
      JPY Fixing LIBOR rate
      Broker, Citibank, NA
      Expires December 2036                                                                     JPY 434          17,857
                                                                                                               --------
      Total                                                                                                    $904,214
                                                                                                               ========

o Financial futures contracts purchased as of March 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
                                                                    Expiration         Face         Appreciation
      Contracts                Issue                   Exchange        Date            Value       (Depreciation)
      -----------------------------------------------------------------------------------------------------------
          23             10-Year Australian
                             Bond Future               Sydney        June 2008      $  2,099,767     $  (7,150)
           6         10-Year Canadian Bond Future      Montreal      June 2008      $    676,692        23,469
           7          30-Year U.S. Treasury Bond       Chicago       June 2008      $    846,031       (14,453)
          51               Euro-BOBL Future             Eurex        June 2008      $  8,984,277       (96,456)
         144             Euro-SCHARTZ Future            Eurex        June 2008      $ 23,858,203       (99,942)
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                            $(194,532)
                                                                                                     =========

o     Financial futures contracts sold as of March 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
                                                                    Expiration         Face         Appreciation
      Contracts                Issue                   Exchange        Date            Value       (Depreciation)
      -----------------------------------------------------------------------------------------------------------
           2         10-Year Japanese Bond Future       Tokyo        June 2008      $  2,777,321     $  (42,100)
          29           2-Year U.S. Treasury Bond       Chicago       June 2008      $  6,206,808        (18,224)
          15           5-Year U.S. Treasury Bond       Chicago       June 2008      $  1,711,518         (1,998)
          91          10-Year U.S. Treasury Bond       Chicago       June 2008      $ 10,610,866       (213,869)
          11               Euro-BUND Future             Eurex        June 2008      $  2,018,467          4,321
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                            $ (271,870)
                                                                                                     ==========

o     Currency Abbreviations:

      AED     United Arab Emirates Dirhams
      ARS     Argentine Peso
      AUD     Australian Dollar
      BRL     Brazilian Real
      CAD     Canadian Dollar
      CHF     Swiss Franc
      CZK     Czech Republic Koruna
      DKK     Danish Krone
      EUR     Euro
      GBP     British Pound
      HUF     Hungarian Forint
      JPY     Japanese Yen
      KRW     South Korean Won
      MXN     Mexican New Peso
      MYR     Malaysian Ringgit
      NOK     Norwegian Krone
      NZD     New Zealand Dollar
      PLN     Polish Zloty
      RUB     Russian Rouble
      SEK     Swedish Krona
      SGD     Singapore Dollar
      TRY     Turkish Lira
      USD     U.S. Dollar
      ZAR     South African Rand

BlackRock World Income Fund

o Effective January 1, 2008, the BlackRock World Income Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                            Investments in       Other Financial
Valuation Inputs                              Securities           Instruments*
--------------------------------------------------------------------------------
Level 1                                     $      90,849          $ 2,789,793
Level 2                                       183,731,498            1,149,024
Level 3                                             2,943                    0
--------------------------------------------------------------------------------
Total                                       $ 183,825,290          $ 3,938,817
================================================================================
*Other financial instruments are derivative instruments such as futures, options, forward foreign currency contracts and swaps.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

--------------------------------------------------------------------------------
                                                       Investments in Securities
--------------------------------------------------------------------------------
Balance, as of December 31, 2007                                $ 2,943
Accrued discounts/premiums                                            0
Realized gain (loss)                                                  0
Change in unrealized appreciation (depreciation)                      0
Net purchases (sales)                                                 0
Net transfers in/out of Level 3                                       0
--------------------------------------------------------------------------------
Balance, as of March 31, 2008                                   $ 2,943
================================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock World Income Fund, Inc.

Date: May 22, 2008